Derivative financial instruments - Total Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative financial assets	£ 302,380	£ 262,572
Derivative liabilities	(289,620)	(256,883)
Derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	52,975,278	48,032,325
Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative financial assets	302,380	262,572
Derivative liabilities	(289,620)	(256,883)
Derivatives held for risk management | Derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	285,505	219,551
Derivatives held for risk management | Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for held for risk management	733	894
Derivative liabilities held for risk management	(1,047)	(1,136)
Derivatives held for trading | Derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	52,689,773	47,812,774
Derivatives held for trading | Fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	301,647	261,678
Derivative liabilities held for trading	£ (288,573)	£ (255,747)